Cost Reduction Actions (Tables)	12 Months Ended
Dec. 31, 2015
Individual Components of Work Force Reduction and Idle Lease Cost

A further breakdown of the individual components of these costs follows (in millions of dollars):

			Work-Force	Reductions
(in millions of dollars)	Headcount	Total	U.S.	Int’l.
Charges for cost reductions	1,482	$78.8	$27.9	$50.9
Utilized	(1,227)	(45.3)	(23.7)	(21.6)
Translation adjustments		(.5)		(.5)
Balance at December 31, 2015	255	$33.0	$4.2	$28.8
Expected future utilization:
2016	255	$33.0	$4.2	$28.8
Beyond 2016		–	–	–